Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Net (loss) income	$ (7,513,000)	$ (6,398,000)	$ (5,348,000)	$ (4,638,000)	$ 230,000
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation	159,000	287,000	289,000	228,000	246,000
Amortization of deferred financing costs				47,000	45,000
Change in net deferred tax assets	44,000			893,000	(5,000)
Provision for estimated cost of returns	839,000	(1,364,000)	1,095,000	128,000	(156,000)
Provision for inventory obsolesence		1,798,000	271,000	536,000	(272,000)
Credit losses	92,000	8,000	104,000	43,000	(16,000)
Gain on termination of operating lease	(246,000)
(Gain) loss from disposal of property and equipment		(44,000)	(42,000)	3,000	4,000
Stock based compensation	616,000	110,000	174,000	382,000	44,000
Amortization of right of use assets	194,000	510,000	520,000	718,000	795,000
Change in net deferred tax assets			1,399,000
Loss on debt extinguishment				183,000
Paycheck Protection Plan loan forgiveness					(448,000)
Gain - related party					(11,000)
Gain from extinguishment of accounts payable				(48,000)	(339,000)
Changes in operating assets and liabilities:
Accounts receivable	3,079,000	(5,241,000)	(3,982,000)	667,000	(558,000)
Due from banks	(22,000)		(152,000)	101,000	4,456,000
Accounts receivable – related parties	(303,000)	(30,000)	117,000	(87,000)	(64,000)
Inventories	(456,000)	415,000	(3,424,000)	3,858,000	(8,244,000)
Prepaid expenses and other current assets	(718,000)	215,000	87,000	78,000	(123,000)
Other non-current assets	151,000	76,000	(248,000)	(38,000)	61,000
Accounts payable	394,000	5,847,000	10,442,000	(3,511,000)	3,217,000
Accrued expenses	(198,000)	348,000	(486,000)	533,000	77,000
Due to related parties				(63,000)
Refunds due to customer	(1,967,000)	1,743,000	1,212,000		(139,000)
Prepaids from customers		103,000		485,000	(47,000)
Reserve for sales returns	(1,180,000)	2,490,000	(646,000)	(90,000)	30,000
Operating lease liabilities	116,000	(462,000)	(622,000)	(738,000)	(795,000)
Payment of early termination fee on operating lease termination settlement	(150,000)
Net cash provided by (used in) operating activities	(7,069,000)	411,000	760,000	(330,000)	(2,012,000)
Cash flows from investing activities
Purchase of property and equipment	(70,000)	(68,000)	(163,000)	(244,000)	(118,000)
Cash received from purchase of SemiCab Inc	17,000
Disposal of property and equipment		54,000	55,000
Net cash used in investing activities	(53,000)	(14,000)	(108,000)	(244,000)	(118,000)
Cash flows from financing activities
Proceeds from issuance of stock, net of offering costs	1,489,000	3,529,000	1,640,000	3,393,000	9,001,000
Payment of redemption and retirement of treasury stock					(7,162,000)
Collection of subscriptions receivable		6,000
Payment of subordinated note payable - Starlight Marketing Development, Ltd.				(353,000)	(150,000)
Payment of deferred financing charges				(254,000)	(38,000)
Payment of early termination fees on revolving lines of credit				(183,000)
Payments on installment notes		(124,000)		(74,000)	(68,000)
Proceeds from exercise of stock options					14,000
Proceeds from exercise of common stock warrants				990,000
Proceeds from exercise of pre-funded warrants				168,000
Payments on finance leases				(9,000)	(8,000)
Payments on merchant cash advances payable	(327,000)
Net (payment) proceeds from revolving lines of credit			(1,761,000)	(2,500,000)	2,435,000
Other	(122,000)		(113,000)
Net cash provided by financing activities	1,040,000	3,411,000	(234,000)	1,178,000	4,024,000
Net change in cash	(6,082,000)	3,808,000	418,000	604,000	1,894,000
Cash at beginning of year	6,703,000	2,895,000	2,795,000	2,291,000	397,000
Cash at end of period	621,000	6,703,000	3,213,000	2,895,000	2,291,000
Supplemental disclosures of cash flow information:
Cash paid for interest	320,000	44,000	80,000	481,000	547,000
Cash paid for income taxes				34,000
Non-Cash investing and financing cash flow information:
Common stock issued for purchase of SemiCab Inc	569,000
Equipment purchased under capital lease			55,000	55,000	24,000
Right of use assets exchanged for lease liabilities	$ 136,000	3,874,000	$ 3,874,000	192,000	16,000
Issuance of common stock and warrants for offering costs				$ 244,000	$ 548,000